Summary of Significant Accounting Polices - Property, Plant and Equipment (Details) - Software	12 Months Ended
Sep. 30, 2017
Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	P3Y
Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	P7Y